CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (280,701)	$ (3,242,501)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(1,970)	(922,644)
Change in fair value of Bridge Note - Bifurcated Derivative		86,307
Change in fair value of PIPE Forward Contract Derivative		170,666
Changes in operating assets and liabilities:
Prepaid and other current assets	(457,605)	457,605
Accounts payable and accrued expenses	140,163	1,746,149
Accrued interest expense - Bridge Note		125,980
Income taxes payable		187,225
Net cash used in operating activities	(600,113)	(1,391,213)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(116,725,008)	(350,000)
Cash withdrawn from Trust Account in connection with redemptions		110,472,253
Net cash provided by (used in) investing activities	(116,725,008)	110,122,253
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	113,045,000
Proceeds from sale of Private Placement Units	5,570,000
Advances from related party	43,900
Proceeds from Bridge Note		800,000
Payment of Financing Cost in Bridge Note		(61,800)
Proceeds from promissory note - related party	149,951	350,000
Repayment of promissory note - related party	(602,720)
Redemption of common stock		(110,472,254)
Payment of offering costs	(145,998)
Net cash (used in) provided by financing activities	118,085,133	(109,384,054)
Net Change in Cash	760,012	(653,014)
Cash - Beginning of period	0	760,012
Cash - End of period	760,012	106,998
Non-cash investing and financing activities:
Warrants issued as financing cost in Bridge Promissory Note		8,552
Common stock issued as financing cost in Bridge Promissory Note		284,424
Offering costs paid through promissory note	457,769
Deferred underwriting fee payable	4,370,000	$ 4,370,000
Operating cost paid through advances	$ (5,000)